                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Barry Feirstein
Address: 767 Third Avenue, 28th Floor
         New York, New York  10017


Form 13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barry Feirstein
Title:
Phone:   (212) 754-5651

Signature, Place, and Date of Signing:

    /s/ Barry Feirstein      New York, New York   5/15/2000
    _______________________  ____________________ _______________
       [Signature]              [City, State]       [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:     $590,926
                                            [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                      AS OF MARCH 31, 1999

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                                                        SHARED       (c)
                       TITLE     CUSIP        MARKET    SHRS OR   (a)   AS DEFINED   SHARED-   MANAGERS      (a)    (b)     (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     SEE INSTR. V SOLE   SHARED   NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----   ------   ----

4 KIDS ENTERTAINMENT   Common    350865101   9,450,000     400,000 X                                         400,000
ACTEL CORP             Common    004934105  12,936,719     362,500 X                                         362,500
AVIRON COM             Common    053762100   8,121,250     292,000 X                                         292,000
AVISTA                 Common    05379B107  69,275,000   1,700,000 X                                       1,700,000
BEA SYSTEMS            Common    73325102    7,337,500     100,000 X                                         100,000
CAMECO CORP            Common    13321L108   8,300,000     800,000 X                                         800,000
CASH AMERICA
  INTERNATIONAL        Common    14754D100  37,312,500   3,000,000 X                                       3,000,000
CEPHALON INC           Common    156708109  11,156,250     297,500 X                                         297,500
CORVAS INT'L           Common    221005101   1,870,000     170,000 X                                         170,000
DIGENE CORP            Common    25352109   34,500,000     750,000 X                                         750,000
EASTMAN CHEMICAL       Common    277432100  58,012,500   1,275,000 X                                       1,275,000
ELECTRONIC ARTS        Common    285512109   7,118,750     100,000 X                                         100,000
EMISPHERE TECHNOLOGIES Common    291345106   6,614,063     127,500 X                                         127,500
EXCELLON CORP          Common    300691102   3,768,750     335,000 X                                         335,000
FREMONT GEN            Common    357288109   4,462,500     700,000 X                                         700,000
GLOBAL TELESYSTEMS
  GROUP                Common    37936U104   4,100,000     200,000 X                                         200,000
GLOBALSTAR TELECOMM    Common    G3930H104   8,325,000     600,000 X                                         600,000
IBIS TECHNOLOGY CORP   Common    450909106   4,500,000      50,000 X                                          50,000
IDENTIX INC            Common    451906101   2,787,500     100,000 X                                         100,000
INFORMATION RES ENGR   Common    45675F303  18,125,000     500,000 X                                         500,000
INPUT SOFTWARE         Common    457654101   4,825,000     200,000 X                                         200,000
INSO  CORP             Common    457674109   3,375,000     250,000 X                                         250,000
LERNOUT & HAUSPIE
  SPEECH               Common    B5628B104  11,050,000     100,000 X                                         100,000
LEXMARK INTL GROUP     Common    529771107   5,287,500      50,000 X                                          50,000
METACREATIONS CORP     Common    591016100   4,526,250     213,000 X                                         213,000
MILLICOM INT'L
  CELLULAR             Common    L6388F102  22,825,000     400,000 X                                         400,000
MUTUAL RISK MGMT       Common    628351108   8,000,000     400,000 X                                         400,000
NATIONAL INFO CONSORT  Common    636491102  17,375,000     500,000 X                                         500,000
NEWPORT CORP           Common    651824104  13,500,000     100,000 X                                         100,000
OPTIKA INC             Common    683973101  11,900,000     425,000 X                                         425,000
OTG SOFTWARE           Common    671059103   6,570,938     163,000 X                                         163,000
PRICELINE.COM          Common    741503106 120,000,000   1,500,000 X                                       1,500,000


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STRATEGIC DISTRIBUTION Common    862701208   6,587,500   3,100,000 X                                       3,100,000
THREE FIVE SYS INC     Common    88554L108   6,000,000     100,000 X                                         100,000
WELLMAN INC            Common    949702104  28,214,981   1,424,100 X                                       1,424,100
ZORAN CORP             Common    98975F101   2,815,625      50,000 X                                          50,000
AMER SATELLITE NETWORK
  @1.3 6/30/99         Warrants  600813976           0      18,000 X                                          18,000

                                           590,926,075












































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